INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Net Book Value of Investment Properties
17(a)    Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Warehouse	Land leasehold right	Other	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2024
Cost	406	138	—	86	11	641
Less: Accumulated depreciation	—	(125)	—	(9)	(3)	(137)
Net book value	406	13	—	77	8	504

As of December 31, 2023
Cost	407	510	5,055	88	11	6,071
Less: Accumulated depreciation	—	(405)	(545)	(7)	(2)	(959)
Net book value	407	105	4,510	81	9	5,112

Reconciliation of Net Book Value of Investment Properties
A reconciliation of the net book value of investment properties was as follows :

	2024	2023
	US$’000	US$’000
Net book value at January 1	5,112	5,250
Transfer to assets classified as held for sale	(69)	—
Transfer to property plant and equipment	(4,353)	—
Depreciation (included in administrative expenses)	(25)	(168)
Exchange difference	(161)	30
Net book value at December 31	504	5,112

Amount Recognized in Profit or Loss Arising from Investment Properties
17(b)    The amount recognized in profit or loss arising from the investment properties

	2024	2023	2022
	US$’000	US$’000	US$’000
Rental income derived from investment properties	16	267	243
Direct operating expenses (including repairs and maintenance) generating rental income	(9)	(168)	(157)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(1)	(1)	(21)
Net profit arising from investment properties carried at cost	6	98	65

Fair Value of Investment Properties
17(c)    Measuring investment properties at fair value
The fair value of the investment properties are stated below:

	As of December 31,
	2024	2023
	US$’000	US$’000
Land not being used for operation	11,567	10,678
Office buildings for rent	494	5,068
Warehouse	—	5,876
Land leasehold right	91	93
Other	8	9